Consolidated Statement of Shareholder's Equity - EUR (€) € in Thousands	Subscribed capital	Treasury share reserves	Other capital reserves	Share-based payment reserve	Accumulated deficit	Accumulated other comprehensive income	Total
Balance (Note 5.8) at Dec. 31, 2014	€ 25			€ 668	€ (27,149)	€ 0	€ (26,456)
Net income (loss) for the period					(549)		(549)
Comprehensive income for the period ended December 31, 2015, 2016, 2017 respectively					(549)		(549)
Share-based compensation (Note 4.11)				600			600
Balance (Note 5.8) at Dec. 31, 2015	25			1,268	(27,698)	0	(26,405)
Net income (loss) for the period					691		691
Comprehensive income for the period ended December 31, 2015, 2016, 2017 respectively					691		691
Share-based compensation (Note 4.11)				991			991
Balance (Note 5.8) at Dec. 31, 2016	25			2,259	(27,007)		(24,723)
Net income (loss) for the period					(5,574)		(5,574)
Currency translation adjustment						(883)	(883)
Comprehensive income for the period ended December 31, 2015, 2016, 2017 respectively					(5,574)	(883)	(6,457)
Reorganization	945		€ 19,725				20,670
Issuance of new shares	347		29,152				29,499
Purchase of treasury shares in connection with establishing the Chardonnay Trust (Note 5.8)		(24)	24				0
Share-based compensation (Note 4.11)				488			488
Balance (Note 5.8) at Dec. 31, 2017	€ 1,317	€ (24)	€ 48,901	€ 2,747	€ (32,581)	€ (883)	€ 19,477